Stockholders' Equity (Details Narrative)				1 Months Ended			6 Months Ended		12 Months Ended
	Jul. 14, 2015	May. 06, 2015 USD ($) $ / shares shares	Sep. 20, 2011	Apr. 30, 2015 USD ($) $ / shares shares	Nov. 30, 2012 shares	Sep. 30, 2011 $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 $ / shares shares	Apr. 28, 2015 shares	Jan. 09, 2015 $ / shares	Sep. 20, 2013 $ / shares shares
Reverse stock split of common stock	Outstanding shares of common stock and preferred stock at a ratio of 1 for 60 (the “Stock Split”).
Stock split conversion ratio (as a percent)	0.0167
Issuance of common stock for cash | $		$ 703,167					$ 133,075		$ 663,730	$ 167,002
Issuance of common stock for cash (in shares)							16,052		1,478,509	10,394
Issuance of common stock for convertible debt | $							$ 584,218		$ 2,303,082	$ 532,564
Issuance of common stock for debt (in shares)							72,942		150,316	10,215
Issuance of common stock for services | $							$ 1,370,492		$ 4,743,660	$ 1,195,788
Issuance of common stock for services (in shares)							184,491		176,218	11,084
Stock option expense | $							$ 7,946	$ 67,869	$ 135,738	$ 78,200
Issuance of common stock related to the acquisition | $							$ 1,714,286		$ 39,825,280	$ 1,333,335
Issuance of common stock related to the acquisition (in shares)							357,143		831,360	3,686,529
Issuance of common stock for converted related party | $							$ 703,167
Issuance of common stock for converted related party (in shares)							93,756
Issuance of common stock for convert liabilities | $							$ 973,325
Issuance of common stock for convert liabilities (in shares)							20,033
Issuance of common stock for convert payables | $							$ 547,778
Issuance of common stock for convert payables (in shares)							71,850
Number of stock outstanding (in shares)									63,792	63,792	89,504
Weighted average exercise price of stock options (in dollars per share) | $ / shares									$ 34.20	$ 34.20	$ 33.6
Expected life of stock options									1 year 8 months 12 days	2 years 8 months 12 days	3 years 8 months 12 days
Warrants strike price (in dollars per share) | $ / shares													$ 6
Common stock, par value (in dollars per share) | $ / shares							$ 0.001		$ 0.001	$ 0.001				$ 0.001
Common stock, shares authorized (in shares)							300,000,000		300,000,000	175,000,000		175,000,000
Common stock, shares outstanding (in shares)							3,193,833		2,230,670	992,885
Preferred stock, par value (in dollars per share) | $ / shares							$ 0.001		$ 0.001	$ 0.001				$ 0.001
Preferred stock, shares authorized (in shares)							20,000,000		20,000,000	20,000,000
Preferred stock, shares outstanding (in shares)							41,666		41,666	41,666				41,666
Shares issued for debt discount | $										$ 1,050,453
Shares issued for debt discount (in shares)										1,257
Shares issued for debt discount and interest | $									$ 620,246
Shares issued for debt discount and interest (in shares)									12,794
Shares issued for extinguishment of debt | $									$ 472,028	$ 1,014,059
Shares issued for extinguishment of debt (in shares)									42,453	50
Subscription receivable | $									$ 168,000
Right to vote perferred per share			The preferred stock has certain preferences over the common stock holders including the right to vote 25 votes per preferred share.
Fair value of the options | $									2,574,788
Proceeds from forfeiture of options | $									0	$ 145,455
Expense related to options granted | $									$ 135,738	$ 41,165
2010 Stock Option Plan [Member]
Common stock available for issuance (in shares)					63,792	170,481
Options to purchase common shares to employees (in shares)						63,792
Vesting period date						Oct. 01, 2011
Minimum [Member]
Common stock, shares authorized (in shares)														100,000,000
Preferred stock, shares authorized (in shares)														10,000,000
Options term									3 years 3 months
Minimum [Member] | 2010 Stock Option Plan [Member]
Options term						4 years
Exercise prices (in dollars per share) | $ / shares						$ 31.80
Maximum [Member]
Common stock, shares authorized (in shares)														175,000,000
Preferred stock, shares authorized (in shares)														20,000,000
Options term									3 years 9 months
Maximum [Member] | 2010 Stock Option Plan [Member]
Options term						5 years
Exercise prices (in dollars per share) | $ / shares						$ 35.40
Stock Option [Member]
Stock option expense | $							$ 7,946
Number of stock outstanding (in shares)							63,792
Weighted average exercise price of stock options (in dollars per share) | $ / shares							$ 34.20
Expected life of stock options							1 year
Accredited Investor [Member]
Issuance of common stock for cash | $				$ 100,000
Issuance of common stock for cash (in shares)				13,333
Additional shares issued (in shares)				1,667
Minimum market capitalization | $				$ 100,000,000
Adriaan Reinders [Member]
Issuance of common stock for cash (in shares)		53,333
Marion Freijsen [Member]
Issuance of common stock for cash (in shares)		40,422
Five Accredited Investor [Member]
Issuance of common stock for cash | $				$ 750,000
Issuance of common stock for cash (in shares)				100,000
Convertible Debt [Member]
Issuance of common stock for convertible debt | $							$ 666,100
Issuance of common stock for debt (in shares)							109,850
Warrant [Member]
Issuance of common stock for cash | $							$ 14,060
Issuance of common stock for cash (in shares)		23,439					1,667
Number of stock outstanding (in shares)							127,147
Warrants aggregate exercise price (in dollars per share) | $							$ 1,607,203
Warrants strike price (in dollars per share) | $ / shares		$ 15.00
Warrants exercise period		3 years
Warrant [Member] | Accredited Investor [Member]
Issuance of common stock for cash (in shares)				3,333
Warrants strike price (in dollars per share) | $ / shares				$ 15.00
Warrants exercise period				3 years
Warrant [Member] | Five Accredited Investor [Member]
Issuance of common stock for cash (in shares)				40,000
Warrants strike price (in dollars per share) | $ / shares				$ 15.00
Warrants exercise period				3 years
Common Stock [Member]
Issuance of common stock for cash | $									$ 25
Issuance of common stock for cash (in shares)									24,642	173
Issuance of common stock for convertible debt | $									$ 150	$ 10
Issuance of common stock for debt (in shares)									150,316	10,215
Issuance of common stock for services | $									$ 176	$ 11
Issuance of common stock for services (in shares)									176,218	11,084
Issuance of common stock related to the acquisition | $									$ 831	$ 61
Issuance of common stock related to the acquisition (in shares)									831,360	61,442
Shares issued for debt discount | $										$ 1
Shares issued for debt discount (in shares)										1,257
Shares issued for debt discount and interest | $									$ 13
Shares issued for debt discount and interest (in shares)									12,794
Shares issued for extinguishment of debt | $									$ 42
Shares issued for extinguishment of debt (in shares)									42,453	50
Common stock for merger of standard drilling (in shares)										891,101
Common stock for the acquisition of MCC International (in shares)										61,442
Subscription receivable | $										$ 168,000